U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

REGISTRATION NO. 002-27514

POST-EFFECTIVE AMENDMENT NO. 74

and

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

REGISTRATION NO. 811-01533

POST-EFFECTIVE AMENDMENT NO. 50

SELECTED INTERNATIONAL FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

520-434-3771

Agents For Service:	Thomas D. Tays, Esq.
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
520-434-3771
-or-
Arthur Don
Greenberg Traurig LLP
77 West Wacker Drive
Suite 3100
Chicago, IL 60601
(312) 456-8438

It is proposed that this filing will become effective:
X	Immediately upon filing pursuant to paragraph (b)
On pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)
On , pursuant to paragraph (a) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485
On , pursuant to paragraph (a)(2) of Rule 485

Title of Securities being Registered: Common Stock of:

Selected International Fund, Inc. (Class S shares and Class D shares))

EXPLANATORY NOTE

This Post-Effective Amendment No. 72 to the Registration Statement contains:

XBRL filings for

Selected International Fund, Inc.

Signature Pages

Exhibits:

SELECTED INTERNATIONAL FUND, INC.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tucson and State of Arizona on the 1st day of May 2012.

The Registrant hereby certifies that this Post Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485 of the Securities Act of 1933.

SELECTED INTERNATIONAL FUND, INC.

*By:	/s/ Thomas Tays
Thomas Tays Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

Signature	Title	Date

Kenneth Eich*	Principal Executive Officer	May 1, 2012
Kenneth Eich

Douglas Haines*	Principal Financial Officer; and	May 1, 2012
Douglas Haines	Principal Accounting Officer

*By:	/s/ Thomas Tays
Thomas Tays Attorney-in-Fact

*Thomas Tays signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the powers of attorney filed as Exhibits 23(q)(1), 23(q)(2), and 23(q)(3) of Registrant’s registration statement . 002-27514.

/s/ Thomas Tays
Thomas Tays
Attorney-in-Fact

SELECTED INTERNATIONAL FUND, INC.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on May 1, 2012 by the following persons in the capacities indicated.

Signature	Title

William P. Barr*	Director
William P. Barr

Francisco L. Borges *	Director
Francisco L. Borges

Andrew A. Davis*	Director
Andrew A. Davis

Christopher C. Davis*	Director
Christopher C. Davis

Jerome E. Hass*	Director
Jerome E. Hass

Katherine L. MacWilliams*	Director
Katherine L. MacWilliams

James J. McMonagle*	Director
James J. McMonagle

Richard C. O’Brien*	Director
Richard C. O’Brien

*Thomas Tays signs this document on behalf of each of the foregoing persons pursuant to the power of attorney filed as Exhibits 23(q)(1) and 23(q)(4) of Registrant’s registration statement 002-27514.

/s/Thomas Tays
Thomas Tays
Attorney-in-Fact

EXHIBIT LIST

XBRL Files for Selected International Fund, Inc.

2